SIGNIFICANT CUSTOMERS	12 Months Ended
Dec. 31, 2018
Statements Line Items
SIGNIFICANT CUSTOMERS [Text Block]

14.SIGNIFICANT CUSTOMERS

The following table represents sales to individual customers exceeding 10% of the Company's annual revenues:

	December 31,	December 31,	December 31,
	2018	2017	2016
Customer A	$6,158,718	$2,934,404	$2,511,850
Customer B	$1,524,550	$896,965	$2,107,426

The customers are major US and Canadian corporations who have displayed a pattern of consistent timely payment of amounts owing from sales.

The Company is obligated to pay a 5% royalty from sales of their manway securement systems until 2023 in accordance with the original acquisition agreement. During the year ended December 31, 2018, there were revenues from sales of the manway securement systems totalling $13,301 (2017 - $183,337).